Submission	Feb. 18, 2026
Submission [Line Items]
Central Index Key	0001728951
Registrant Name	ESSENTIAL PROPERTIES REALTY TRUST, INC.
Registration File Number	333-280265
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A